ARCA and Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
ARCA and Summary of Significant Accounting Policies [Abstract]
ARCA and Summary of Significant Accounting Policies

(1) ARCA and Summary of Significant Accounting Policies

Description of Business

ARCA biopharma, Inc. (“ARCA”), a Delaware corporation, is headquartered in Westminster, Colorado. ARCA is dedicated to applying a precision medicine approach to the development and commercialization of genetically targeted therapies for cardiovascular diseases. ARCA’s lead product candidate is Gencaro™ (bucindolol hydrochloride) for the treatment of atrial fibrillation (“AF”) in patients with chronic heart failure (“HF”).

In April 2022, ARCA established a Special Committee of the board of directors (the “Board”) of ARCA to conduct a comprehensive review of strategic alternatives. As part of the strategic review process, ARCA explored potential strategic alternatives that included, without limitation, an acquisition, merger, business combination or other transactions. ARCA has and is continuing to explore strategic alternatives related to its product candidates and related assets, including, without limitation, licensing transactions and asset sales.

On April 3, 2024, following a comprehensive review of strategic alternatives, ARCA, Atlas Merger Sub Corp., a Delaware corporation and a wholly-owned subsidiary of ARCA (“Merger Sub I”), Atlas Merger Sub II LLC, a Delaware limited liability company and a wholly-owned subsidiary of ARCA (“Merger Sub II”) and Oruka Therapeutics, Inc., a Delaware corporation (“Oruka”), entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”), pursuant to which, among other matters, and subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, Merger Sub I will merge with and into Oruka, with Oruka continuing as a wholly owned subsidiary of ARCA and the surviving corporation of the merger (the “First Merger”) and as part of the same overall transaction, the surviving corporation in the First Merger will merge with and into Merger Sub II with Merger Sub II continuing as a wholly owned subsidiary of ARCA and the surviving entity of the merger (the “Second Merger” and together with the First Merger, the “Merger”). The Merger is intended to qualify for federal income tax purposes as a tax-free reorganization under the provisions of Section 368(a) of the Internal Revenue Code of 1986, as amended.

ARCA’s future operations are highly dependent on the success of the Merger and there can be no assurances that the Merger will be successfully consummated. In the event that ARCA does not complete the Merger, it may explore strategic alternatives, including, without limitation, another strategic transaction and/or pursue a dissolution and liquidation of ARCA. See Note 10.

Liquidity and Going Concern

ARCA devotes substantially all of its efforts towards obtaining regulatory approval and raising capital necessary to fund its operations and it is subject to a number of risks associated with clinical research and development, including dependence on key individuals, the development of and regulatory approval of commercially viable products, the need to raise adequate additional financing necessary to fund the development and commercialization of its products, and competition from larger companies. ARCA has not generated revenue to date and has incurred substantial losses and negative cash flows from operations since its inception. ARCA has historically funded its operations through issuances of common and preferred stock.

ARCA believes that its current cash and cash equivalents as of March 31, 2024 will be sufficient to fund its operations through the middle of fiscal year 2025. The future viability of ARCA beyond that point is dependent on the results of the strategic review process and its ability to raise additional capital to fund its operations. ARCA expects to continue to incur costs and expenditures in connection with the process of evaluating strategic alternatives. There can be no assurance, however, that ARCA will be able to successfully consummate any particular strategic transaction, including the Merger Agreement. The process of continuing to evaluate these strategic options may be very costly, time-consuming and complex and ARCA has incurred, and may in the future incur, significant costs related to this continued evaluation, such as legal, accounting and advisory fees and expenses and other related charges, see Note 10 regarding the Merger Agreement. Should ARCA pursue additional clinical trials for its product candidates, it will have to raise additional capital for clinical trials of Gencaro. ARCA may not be able to raise sufficient capital on acceptable terms, or at all, to continue development of Gencaro or rNAPc2 or to otherwise continue operations and may not be able to execute any strategic transaction. Changing circumstances may cause ARCA to consume capital significantly faster or slower than currently anticipated. ARCA has based these estimates on assumptions that may prove to be wrong, and it could exhaust its available financial resources sooner than it currently anticipates. Depending on the results of the strategic review process, ARCA may have to raise additional capital for clinical trials of Gencaro and to fund its operations. ARCA may not be able to raise sufficient capital on acceptable terms, or at all, to continue development of Gencaro or rNAPc2 or to otherwise continue operations and may not be able to execute any strategic transaction.

ARCA’s liquidity, and its ability to raise additional capital or complete any strategic transaction, depends on a number of factors, including, but not limited to, the following:

•        the timing and outcome of the strategic review process;

•        the consummation of any particular strategic transactions, including the Merger;

•        the costs and timing for the potential additional clinical trials in order to gain possible regulatory approval for Gencaro, rNAPc2, or any other product candidate;

•        the market price of ARCA’s stock and the availability and cost of additional equity capital from existing and potential new investors;

•        ARCA’s ability to retain the listing of its common stock on the Nasdaq Capital Market;

•        general economic and industry conditions affecting the availability and cost of capital, including as a result of deteriorating market conditions due to investor concerns regarding inflation, adverse developments affecting the financial services industry, continued hostilities between Russia and Ukraine and Hamas’ attack against Israel and the ensuing conflict;

•        ARCA’s ability to control costs associated with its operations;

•        the costs of filing, prosecuting, defending and enforcing any patent claims and other intellectual property rights; and

•        the terms and conditions of ARCA’s existing collaborative and licensing agreements.

The sale of additional equity or convertible debt securities would likely result in substantial additional dilution to ARCA’s stockholders. If ARCA raises additional funds through the incurrence of indebtedness, the obligations related to such indebtedness would be senior to rights of holders of ARCA’s capital stock and could contain covenants that would restrict ARCA’s operations. ARCA also cannot predict what consideration might be available, if any, to it or its stockholders, in connection with any strategic transaction. Should strategic alternatives or additional capital not be available to ARCA, or not be available on acceptable terms, ARCA may be unable to realize value from its assets and discharge its liabilities in the normal course of business which may, among other alternatives, cause ARCA to further delay, substantially reduce or discontinue operational activities to conserve its cash resources.

Basis of Presentation

The accompanying unaudited financial statements of ARCA were prepared in accordance with generally accepted accounting principles for interim financial information and pursuant to Regulation S-X. Accordingly, these financial statements do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America (“GAAP”) for complete financial statements. In the opinion of management, these financial statements include all normal and recurring adjustments considered necessary for a fair presentation of these interim financial statements. The results of operations for the three months ended March 31, 2024 are not necessarily indicative of results expected for the full year ending December 31, 2024. ARCA has generated no revenue to date and its activities have consisted of seeking regulatory approval, research and development, exploring strategic alternatives for further developing and commercializing Gencaro and rNAPc2, and raising capital. These unaudited financial statements should be read in conjunction with the audited financial statements and footnotes thereto for the year ended December 31, 2023 included elsewhere in this proxy statement/prospectus. Amounts presented are rounded to the nearest thousand, where indicated, except per share data and par values.

Concentrations of Credit Risk

Financial instruments that potentially subject ARCA to significant concentrations of credit risk consist primarily of cash and cash equivalents. ARCA has no off-balance-sheet concentrations of credit risk, such as foreign exchange contracts, option contracts, or foreign currency hedging arrangements. ARCA maintains cash and cash equivalent balances in the form of bank demand deposits and money market fund accounts with financial institutions that management believes are creditworthy. Such balances may at times exceed the insured amount.

Comprehensive Loss

Comprehensive loss is defined as the change in equity during a period from transactions and other events and/or circumstances from non-owner sources. If ARCA had comprehensive gains (losses), they would be reflected in the statement of operations and comprehensive loss and as a separate component in the statement of stockholders’ equity. There were no elements of comprehensive loss during the three months ended March 31, 2024 and 2023.

Leases

ARCA determines if an arrangement is a lease at inception. Operating leases are included in right-of-use (“ROU”) asset — operating and lease obligations are included in accrued expenses and other liabilities and operating lease liability on ARCA’s March 31, 2024 and December 31, 2023 balance sheets.

ROU lease assets represent ARCA’s right to use an underlying asset for the lease term and lease obligations represent ARCA’s obligation to make lease payments arising from the lease. Operating ROU lease assets are recognized at the commencement date based on the present value of lease payments over the lease term. As ARCA’s leases do not provide an implicit rate, ARCA uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. ARCA’s lease terms may include options to extend or terminate a lease when it is reasonably certain that ARCA will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

Accrued Outsourcing Expenses

As part of the process of preparing its financial statements, ARCA is required to estimate accrued outsourcing expenses. This process involves identifying services that third parties have performed on ARCA’s behalf and estimating the level of service performed and the associated cost incurred for these services as of the balance sheet date. Examples of estimated accrued outsourcing expenses include contract service fees, such as fees payable to contract manufacturers in connection with the production of materials related to ARCA’s drug product, and service fees and pass through costs from clinical research organizations. ARCA develops estimates of liabilities using its judgment based upon the facts and circumstances known at the time.

Recent Accounting Pronouncements

ARCA reviewed recently issued accounting pronouncements and concluded that they were either not applicable or not expected to have a significant impact to the financial statements.

(1) ARCA and Summary of Significant Accounting Policies

Description of Business

ARCA biopharma, Inc. (“ARCA”), a Delaware corporation, is headquartered in Westminster, Colorado. ARCA is a clinical-stage biopharmaceutical company applying a precision medicine approach to the development and commercialization of genetically targeted therapies for cardiovascular diseases. ARCA’s lead product candidate is Gencaro™ (bucindolol hydrochloride) for the treatment of atrial fibrillation (“AF”) in patients with chronic heart failure (“HF”).

In April 2022, the Board of Directors established a Special Committee and, in May 2022, retained Ladenburg Thalmann & Co. Inc. to evaluate strategic options, including transactions involving a merger, sale of all or part of ARCA’s assets, or other alternatives with the goal of maximizing stockholder value. ARCA does not have a defined timeline for the strategic review process and the review may not result in any specific action or transaction.

Liquidity and Going Concern

ARCA devotes substantially all of its efforts towards obtaining regulatory approval and raising capital necessary to fund its operations and it is subject to a number of risks associated with clinical research and development, including dependence on key individuals, the development of and regulatory approval of commercially viable products, the need to raise adequate additional financing necessary to fund the development and commercialization of its products, and competition from larger companies. ARCA has not generated revenue to date and has incurred substantial losses and negative cash flows from operations since its inception. ARCA has historically funded its operations through issuances of common and preferred stock.

ARCA believes that its current cash and cash equivalents as of December 31, 2023 will be sufficient to fund its operations through the middle of fiscal year 2025. ARCA’s review of its strategic options may impact this projection. Changing circumstances may cause ARCA to consume capital significantly faster or slower than currently anticipated. ARCA has based these estimates on assumptions that may prove to be wrong, and ARCA could exhaust its available financial resources sooner than it currently anticipates. Therefore, ARCA will have to raise additional capital for clinical trials of Gencaro. ARCA may not be able to raise sufficient capital on acceptable terms, or at all, to continue development of Gencaro or rNAPc2 or to otherwise continue operations and may not be able to execute any strategic transaction.

ARCA’s liquidity, and its ability to raise additional capital or complete any strategic transaction, depends on a number of factors, including, but not limited to, the following:

•        the costs and timing for the potential additional clinical trials in order to gain possible regulatory approval for Gencaro, rNAPc2, or any other product candidate;

•        the market price of ARCA’s stock and the availability and cost of additional equity capital from existing and potential new investors;

•        ARCA’s ability to retain the listing of its common stock on the Nasdaq Capital Market;

•        general economic and industry conditions affecting the availability and cost of capital, including as a result of deteriorating market conditions due to investor concerns regarding inflation, adverse developments affecting the financial services industry, continued hostilities between Russia and Ukraine and Hamas’ attack against Israel and the ensuing conflict;

•        ARCA’s ability to control costs associated with its operations;

•        the costs of filing, prosecuting, defending and enforcing any patent claims and other intellectual property rights; and

•        the terms and conditions of ARCA’s existing collaborative and licensing agreements.

The sale of additional equity or convertible debt securities would likely result in substantial additional dilution to ARCA’s stockholders. If ARCA raises additional funds through the incurrence of indebtedness, the obligations related to such indebtedness would be senior to rights of holders of ARCA’s capital stock and could contain covenants that would restrict ARCA’s operations. ARCA also cannot predict what consideration might be available, if any, to it or its stockholders, in connection with any strategic transaction. Should strategic alternatives or additional capital not be available to ARCA, or not be available on acceptable terms, ARCA may be unable to realize value from its assets and discharge its liabilities in the normal course of business which may, among other alternatives, cause ARCA to further delay, substantially reduce or discontinue operational activities to conserve its cash resources.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and include all adjustments necessary for the fair presentation of ARCA’s financial position, results of operations and cash flows for the periods presented. Management has performed an evaluation of ARCA’s activities through the date of filing of the Annual Report on Form 10-K.

Recent Accounting Pronouncements

ARCA reviewed all other recently issued accounting pronouncements and concluded that they were either not applicable or not expected to have a significant impact to the financial statements.

Accounting Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. ARCA bases estimates on various assumptions that are believed to be reasonable under the circumstances. ARCA believes significant judgment was involved in estimating the outsourcing expenses, and in estimating other accrued liabilities and income taxes. Management is continually evaluating and updating these estimates, and it is possible that these estimates will change in the future or that actual results may differ from these estimates.

Cash Equivalents

Cash equivalents generally consist of money market funds and debt securities with maturities of 90 days or less at the time of purchase. ARCA invests its excess cash in securities with strong ratings and has established guidelines relative to diversification and maturity with the objective of maintaining safety of principal and liquidity.

Concentrations of Credit Risk

Financial instruments that potentially subject ARCA to significant concentrations of credit risk consist primarily of cash and cash equivalents. ARCA has no off-balance-sheet concentrations of credit risk, such as foreign exchange contracts, option contracts, or foreign currency hedging arrangements. ARCA maintains cash and cash equivalent balances in the form of bank demand deposits and money market fund accounts with financial institutions that management believes are creditworthy. Such balances may at times exceed the insured amount.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Cost includes expenditures for equipment, leasehold improvements, replacements, and renewals. Maintenance and repairs are charged to expense as incurred. When assets are sold, retired, or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in operations. The cost of property and equipment is depreciated using the straight-line method over the estimated useful lives of the related assets. Leasehold improvements are amortized over the shorter of the life of the lease or the estimated useful life of the assets.

Comprehensive Loss

Comprehensive loss is defined as the change in equity during a period from transactions and other events and/or circumstances from non-owner sources. If ARCA had comprehensive gains (losses), they would be reflected in the statement of operations and comprehensive loss and as a separate component in the statement of stockholders’ equity. There were no elements of comprehensive loss during the years ended December 31, 2023 and 2022.

Leases

ARCA determines if an arrangement is a lease at inception. Operating leases are included in right-of-use (“ROU”) asset — operating and lease obligations are included in accrued expenses and other liabilities and operating lease liability on ARCA’s December 31, 2023 and 2022 balance sheets.

ROU lease assets represent ARCA’s right to use an underlying asset for the lease term and lease obligations represent ARCA’s obligation to make lease payments arising from the lease. Operating ROU lease assets are recognized at the commencement date based on the present value of lease payments over the lease term. As ARCA’s lease does not provide an implicit rate, ARCA uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. ARCA’s lease terms may include options to extend or terminate the lease when it is reasonably certain that ARCA will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

Accrued Outsourcing Expenses

As part of the process of preparing its financial statements, ARCA is required to estimate accrued outsourcing expenses. This process involves identifying services that third parties have performed on ARCA’s behalf and estimating the level of service performed and the associated cost incurred for these services as of the balance sheet date. Examples of estimated accrued outsourcing expenses include contract service fees, such as fees payable to contract manufacturers in connection with the production of materials related to ARCA’s drug product, and service fees and pass through costs from clinical research organizations. ARCA develops estimates of liabilities using its judgment based upon the facts and circumstances known at the time.

Segments

ARCA operates in one segment. Management uses one measure of profitability and does not segment its business for internal reporting.

Research and Development

Research and development costs are expensed as incurred. These consist primarily of salaries, contract services, and supplies.

Costs, if any, related to clinical trial and drug manufacturing activities are based upon estimates of the services received and related expenses incurred by contract research organizations (“CROs”), clinical study sites, drug manufacturers, collaboration partners, laboratories, consultants, or otherwise. Related contracts vary significantly in length, and could be for a fixed amount, a variable amount based on actual costs incurred, capped at a certain limit, or for a combination of these elements. Activity levels are monitored through communications with the vendors, including detailed invoices and task completion review, analysis of expenses against budgeted amounts, and pre-approval of any changes in scope of the services to be performed. Certain significant vendors may also provide an estimate of costs incurred but not invoiced on a periodic basis. Expenses related to the CROs and clinical studies, as well as contract drug manufacturers, are primarily based on progress made against specified milestones or targets in each period.

In accordance with certain research and development agreements, ARCA is obligated to make certain upfront payments upon execution of the agreement. ARCA records these upfront payments as prepaid research and development expenses, which are included in Other current assets or Other assets in the accompanying Balance Sheets. Such payments are recorded to research and development expense as services are performed. ARCA evaluates on a quarterly basis whether events and circumstances have occurred that may indicate impairment of remaining prepaid research and development expenses.

Stock-Based Compensation

ARCA’s stock-based compensation cost recognized is based on the estimated grant date fair value. ARCA recognizes compensation costs for its stock-based awards on a straight-line basis over the requisite service period for the entire award, as adjusted for expected forfeitures.

Income Taxes

The current benefit for income taxes represents actual or estimated amounts payable or refundable on tax returns filed or to be filed each year. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date. The overall change in deferred tax assets and liabilities for the period measures the deferred tax expense or benefit for the period. The measurement of deferred tax assets may be reduced by a valuation allowance based on judgmental assessment of available evidence if deemed more likely than not that some or all of the deferred tax assets will not be realized.